Eaton Vance

New Jersey Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.3%
New Jersey Infrastructure Bank, Green Bonds, 4.00%, 9/1/29	$410	$508,609

		$508,609

Education — 5.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,024,243
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	1,095	1,271,843
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,577,916
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	1,000,180
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,226,260
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,068,131
Rutgers State University, 5.00%, 5/1/29(1)	500	636,080

		$9,804,653

Escrowed/Prerefunded — 2.6%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,468,542
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	473,095
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,338,456

		$4,280,093

General Obligations — 12.2%
Bergen County, 3.00%, 7/15/29	$3,000	$3,263,190
Bergen County Improvement Authority, 4.00%, 10/15/31	1,605	1,922,421
Burlington County Bridge Commission, 5.00%, 8/1/27	400	506,664
Burlington County Bridge Commission, 5.00%, 8/1/30	500	638,995
Burlington County Bridge Commission, 5.00%, 8/1/31	410	522,151
Burlington County Bridge Commission, 5.00%, 8/1/32	250	318,068
Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,254,190
East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,422,072
Gloucester County Improvement Authority, 4.00%, 4/1/35	3,320	3,735,830
Jersey City, 5.00%, 11/1/33	800	974,872
Marlboro, 4.00%, 12/1/25	95	110,052
Marlboro, 4.00%, 12/1/26	130	152,970
Marlboro, 4.00%, 12/1/27	65	77,490
Marlboro, 4.00%, 12/1/28	75	89,020
Marlboro, 4.00%, 12/1/29	55	64,949
New Jersey, 4.00%, 6/1/30	3,000	3,256,830
Ocean County, 4.00%, 9/1/29	480	566,942
Ocean County, 5.00%, 9/1/27	1,305	1,663,797

		$20,540,503

Hospital — 12.9%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$832,763
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,224,663

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	$1,500	$1,659,600
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,543
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	120	132,116
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	258,378
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,705,825
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,252,397
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	461,012
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,330,352
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,575	3,099,425
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	359,478
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/43	545	642,157
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	250	251,055
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,165	1,271,831
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,199,830
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,181,530
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	589,565

		$21,627,520

Housing — 1.9%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,935	$3,180,718

		$3,180,718

Industrial Development Revenue — 7.1%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,093,513
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	292,875
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	493,868
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	380	411,878
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	1,000	1,195,810
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,383,853

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	$3,000	$3,094,950

		$11,966,747

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,201,872

		$4,201,872

Insured – Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$474,609

		$474,609

Insured – General Obligations — 6.5%
Atlantic City, (AGM), 4.00%, 3/1/42	$250	$273,668
Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,767,075
Bayonne, (AGM), 5.00%, 8/1/25	615	731,573
Bayonne, (AGM), 5.00%, 8/1/26	865	1,024,748
East Orange, (AGM), 5.00%, 10/15/29	130	168,784
East Orange, (AGM), 5.00%, 10/15/30	175	224,737
East Orange, (AGM), 5.00%, 10/15/31	400	510,752
Irvington Township, (AGM), 0.00%, 7/15/23	3,945	3,694,335
Lakewood Township, (BAM), 4.00%, 11/1/26	250	288,002
Lakewood Township, (BAM), 4.00%, 11/1/27	120	139,244
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,427,344
Trenton, (BAM), 5.00%, 12/1/26	500	591,020

		$10,841,282

Insured – Special Tax Revenue — 9.5%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,528,400
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,933,016
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	5,552,625
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,956,760

		$15,970,801

Insured – Transportation — 2.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,255,651
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	852,236
South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	630,910

		$3,738,797

Other Revenue — 3.5%
Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,778,970
Mercer County Improvement Authority, 4.00%, 3/15/40	1,365	1,572,767
Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,285,010
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,223,020

		$5,859,767

Senior Living/Life Care — 2.3%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,359,588

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$2,450	$2,572,475

		$3,932,063

Student Loan — 5.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.088%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	$2,610	$2,614,515
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	2,102,180
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,675	2,851,042
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,047,736

		$8,615,473

Transportation — 20.0%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,136,620
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,287,040
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,264,290
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,855,887
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,568,025
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,742,790
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	308,110
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,719,937
New Jersey Turnpike Authority, 4.00%, 1/1/48	2,935	3,276,840
New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,733,025
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,174,704
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,683,525
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	3,985	4,675,122
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,530	3,040,149
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,137,800

		$33,603,864

Total Tax-Exempt Municipal Securities — 94.7% (identified cost $146,839,703)		$159,147,371

Taxable Municipal Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$655,494

		$655,494

Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,953,800

		$4,953,800

Total Taxable Municipal Securities — 3.3% (identified cost $5,078,519)		$5,609,294

Trust Units — 0.0%(4)

Security	Notional Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 0.0%(4)
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 8/1/45(5)	$332	$16,620
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/1/45(5)	109	15,050

Total Trust Units — 0.0%(4) (identified cost $27,775)		$31,670

Total Investments — 98.0% (identified cost $151,945,997)		$164,788,335

Other Assets, Less Liabilities — 2.0%		$3,356,755

Net Assets — 100.0%		$168,145,090

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 10.2% of total investments.

(1)	When-issued security.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(4)	Amount is less than 0.05%.

(5)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$159,147,371	$—	$159,147,371
Taxable Municipal Securities	—	5,609,294	—	5,609,294
Trust Units	—	31,670	—	31,670
Total Investments	$—	$164,788,335	$—	$164,788,335

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.